MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW

May 11, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Investment Corporation (the “Registrant”)

Registration Statement on Form N-1A (File no. 033-06486 and 811-05084)

Filed pursuant to Rule 497(e) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, and Mutual of America Investment Corporation Retirement Income Fund (the “Fund”), a series of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit exhibits containing interactive data format risk/return summary information which relate to the prospectus supplement for the Fund, as filed on May 9, 2016, pursuant to Rule 497(e) under the Securities Act (Accession No. 0001193125-16-583543) and is incorporated by reference into this filing.

Sincerely,

/s/ Amy Latkin

Amy Latkin
Vice President and
Associate General Counsel